Quarterly Holdings Report
for
Fidelity® Small-Mid Cap Opportunities ETF
October 31, 2022
SOE-NPRT1-1222
1.9900258.101
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	1,452	112,370
Media - 1.4%
Interpublic Group of Companies, Inc.	2,711	80,761
Nexstar Broadcasting Group, Inc. Class A	1,456	249,413
TechTarget, Inc. (a)	759	48,993
		379,167
TOTAL COMMUNICATION SERVICES		491,537
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.5%
Adient PLC (a)	2,518	88,080
Patrick Industries, Inc.	747	34,145
		122,225
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	1,445	60,257
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc. (a)	1,455	48,582
Churchill Downs, Inc.	1,160	241,176
Light & Wonder, Inc. Class A (a)	1,853	104,027
Wyndham Hotels & Resorts, Inc.	3,093	234,851
		628,636
Household Durables - 3.0%
Helen of Troy Ltd. (a)	857	81,089
KB Home	4,623	133,235
LGI Homes, Inc. (a)	1,346	123,899
Mohawk Industries, Inc. (a)	2,063	195,469
Tempur Sealy International, Inc.	9,563	257,149
		790,841
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	769	33,859
American Eagle Outfitters, Inc.	8,355	94,913
AutoZone, Inc. (a)	160	405,261
Dick's Sporting Goods, Inc.	1,747	198,739
Lithia Motors, Inc. Class A (sub. vtg.)	439	86,988
Rent-A-Center, Inc.	3,970	82,775
Williams-Sonoma, Inc.	2,101	260,167
		1,162,702
Textiles, Apparel & Luxury Goods - 2.6%
Capri Holdings Ltd. (a)	3,479	158,921
Crocs, Inc. (a)	2,169	153,457
Gildan Activewear, Inc.	2,802	88,403
Tapestry, Inc.	9,125	289,080
		689,861
TOTAL CONSUMER DISCRETIONARY		3,454,522
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	4,311	333,671
Performance Food Group Co. (a)	3,361	174,906
U.S. Foods Holding Corp. (a)	5,383	160,198
Walgreens Boots Alliance, Inc.	2,268	82,782
		751,557
Food Products - 2.5%
Darling Ingredients, Inc. (a)	4,112	322,710
Lamb Weston Holdings, Inc.	3,549	305,995
Seaboard Corp.	14	52,449
		681,154
TOTAL CONSUMER STAPLES		1,432,711
ENERGY - 8.3%
Energy Equipment & Services - 1.1%
TechnipFMC PLC (a)	27,579	292,062
Oil, Gas & Consumable Fuels - 7.2%
Antero Resources Corp. (a)	8,645	316,926
Brigham Minerals, Inc. Class A	934	28,954
Cheniere Energy, Inc.	1,794	316,480
Denbury, Inc. (a)	1,549	141,594
EQT Corp.	4,581	191,669
Hess Corp.	2,944	415,340
HF Sinclair Corp.	3,136	191,829
Marathon Oil Corp.	4,071	123,962
Murphy Oil Corp.	4,326	209,854
		1,936,608
TOTAL ENERGY		2,228,670
FINANCIALS - 16.6%
Banks - 7.6%
BOK Financial Corp.	1,012	111,512
Cadence Bank	3,111	86,019
Comerica, Inc.	4,630	326,415
Cullen/Frost Bankers, Inc.	1,846	286,222
Eastern Bankshares, Inc.	6,681	128,075
First Hawaiian, Inc.	4,283	109,559
First Horizon National Corp.	6,709	164,438
Independent Bank Group, Inc.	1,135	71,607
M&T Bank Corp.	596	100,349
Synovus Financial Corp.	4,633	184,625
Trico Bancshares	718	41,579
Webster Financial Corp.	2,919	158,385
Western Alliance Bancorp.	1,487	99,882
Wintrust Financial Corp.	1,701	159,248
		2,027,915
Capital Markets - 0.9%
LPL Financial	1,002	256,161
Consumer Finance - 1.5%
Discover Financial Services	2,236	233,573
Encore Capital Group, Inc. (a)	1,058	53,873
Synchrony Financial	3,416	121,473
		408,919
Insurance - 5.8%
American Financial Group, Inc.	1,293	187,627
Arch Capital Group Ltd. (a)	4,580	263,350
Assurant, Inc.	1,600	217,376
Enstar Group Ltd. (a)	384	77,000
First American Financial Corp.	5,029	253,462
Old Republic International Corp.	9,545	221,539
Primerica, Inc.	1,226	177,402
Reinsurance Group of America, Inc.	1,055	155,264
		1,553,020
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	2,592	100,984
Walker & Dunlop, Inc.	1,281	115,239
		216,223
TOTAL FINANCIALS		4,462,238
HEALTH CARE - 11.4%
Biotechnology - 1.4%
ALX Oncology Holdings, Inc. (a)	268	3,254
Arcutis Biotherapeutics, Inc. (a)	118	2,086
Argenx SE ADR (a)	271	105,129
Blueprint Medicines Corp. (a)	454	23,535
Celldex Therapeutics, Inc. (a)	447	15,703
Cytokinetics, Inc. (a)	761	33,225
Exelixis, Inc. (a)	2,841	47,104
Keros Therapeutics, Inc. (a)	154	7,752
Mirati Therapeutics, Inc. (a)	384	25,851
Prelude Therapeutics, Inc. (a)	373	2,495
Relay Therapeutics, Inc. (a)	211	4,688
United Therapeutics Corp. (a)	283	65,240
Vaxcyte, Inc. (a)	23	1,003
Vericel Corp. (a)	469	12,607
Verve Therapeutics, Inc. (a)	517	19,491
Zentalis Pharmaceuticals, Inc. (a)	691	17,337
		386,500
Health Care Equipment & Supplies - 1.4%
Envista Holdings Corp. (a)	3,288	108,537
Hologic, Inc. (a)	2,483	168,347
TransMedics Group, Inc. (a)	1,830	88,243
		365,127
Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (a)	2,887	234,713
AdaptHealth Corp. (a)	6,479	147,721
agilon health, Inc. (a)	4,623	91,767
Laboratory Corp. of America Holdings	478	106,049
Molina Healthcare, Inc. (a)	1,064	381,827
Owens & Minor, Inc.	4,790	81,430
Premier, Inc.	1,952	68,086
R1 Rcm, Inc. (a)	3,368	59,479
Universal Health Services, Inc. Class B	1,332	154,339
		1,325,411
Health Care Technology - 0.6%
Doximity, Inc. (a)	2,946	77,981
Evolent Health, Inc. (a)	2,942	93,585
		171,566
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	465	12,639
Charles River Laboratories International, Inc. (a)	1,207	256,186
Syneos Health, Inc. (a)	2,758	138,948
West Pharmaceutical Services, Inc.	265	60,977
		468,750
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	565	28,086
DICE Therapeutics, Inc. (a)	490	17,400
Jazz Pharmaceuticals PLC (a)	1,707	245,450
NGM Biopharmaceuticals, Inc. (a)	1,034	5,522
Prestige Brands Holdings, Inc. (a)	307	16,725
Ventyx Biosciences, Inc.	499	16,153
Viatris, Inc.	772	7,820
		337,156
TOTAL HEALTH CARE		3,054,510
INDUSTRIALS - 17.6%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	759	127,383
Building Products - 1.6%
Builders FirstSource, Inc. (a)	6,978	430,258
Commercial Services & Supplies - 0.4%
The Brink's Co.	1,706	101,729
Construction & Engineering - 2.5%
AECOM	2,286	172,090
Fluor Corp. (a)	7,172	217,025
Granite Construction, Inc.	4,265	143,858
Willscot Mobile Mini Holdings (a)	3,372	143,411
		676,384
Electrical Equipment - 3.3%
Acuity Brands, Inc.	1,038	190,546
AMETEK, Inc.	1,542	199,936
Array Technologies, Inc. (a)	6,947	125,741
Atkore, Inc. (a)	1,581	150,669
Regal Rexnord Corp.	1,736	219,673
		886,565
Machinery - 3.0%
Allison Transmission Holdings, Inc.	2,835	119,779
Crane Holdings Co.	1,611	161,648
Federal Signal Corp.	2,302	107,388
ITT, Inc.	2,812	214,809
Oshkosh Corp.	1,254	110,352
SPX Technologies, Inc. (a)	1,415	93,164
		807,140
Professional Services - 3.4%
ASGN, Inc. (a)	2,480	210,254
CACI International, Inc. Class A (a)	757	230,151
Insperity, Inc.	1,640	193,553
KBR, Inc.	4,463	222,124
Kforce, Inc.	1,027	64,978
		921,060
Road & Rail - 1.2%
TFI International, Inc.	3,579	325,796
Trading Companies & Distributors - 1.7%
Beacon Roofing Supply, Inc. (a)	2,454	138,283
Rush Enterprises, Inc. Class A	1,567	78,178
Univar Solutions, Inc. (a)	8,949	228,021
		444,482
TOTAL INDUSTRIALS		4,720,797
INFORMATION TECHNOLOGY - 11.8%
Electronic Equipment & Components - 2.7%
Advanced Energy Industries, Inc.	1,244	97,841
Fabrinet (a)	1,826	208,894
Flex Ltd. (a)	3,004	58,818
Insight Enterprises, Inc. (a)	1,576	148,948
TD SYNNEX Corp.	1,840	168,378
TTM Technologies, Inc. (a)	3,355	51,365
		734,244
IT Services - 4.2%
Amdocs Ltd.	1,962	169,340
Concentrix Corp.	1,679	205,224
EPAM Systems, Inc. (a)	504	176,400
ExlService Holdings, Inc. (a)	1,086	197,489
Genpact Ltd.	4,814	233,479
Verra Mobility Corp. (a)	4,383	74,818
WNS Holdings Ltd. sponsored ADR (a)	693	59,653
		1,116,403
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc. (a)	491	32,956
Entegris, Inc.	1,915	151,936
Ichor Holdings Ltd. (a)	3,013	76,651
Lattice Semiconductor Corp. (a)	2,117	102,696
onsemi (a)	3,244	199,279
		563,518
Software - 1.9%
Dynatrace, Inc. (a)	2,955	104,134
Elastic NV (a)	2,069	132,313
Paycom Software, Inc. (a)	379	131,134
Tenable Holdings, Inc. (a)	3,294	133,868
		501,449
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	3,501	96,242
Seagate Technology Holdings PLC	2,846	141,332
		237,574
TOTAL INFORMATION TECHNOLOGY		3,153,188
MATERIALS - 6.3%
Chemicals - 3.5%
Cabot Corp.	1,875	137,775
Element Solutions, Inc.	7,151	122,997
Huntsman Corp.	7,020	187,855
The Chemours Co. LLC	4,991	142,892
The Mosaic Co.	2,270	122,013
Tronox Holdings PLC	2,929	35,148
Valvoline, Inc.	6,145	180,417
		929,097
Construction Materials - 1.0%
Eagle Materials, Inc.	1,367	167,198
Summit Materials, Inc. (a)	3,868	101,922
		269,120
Containers & Packaging - 0.6%
O-I Glass, Inc. (a)	10,055	163,997
Metals & Mining - 1.2%
Commercial Metals Co.	3,827	174,129
Steel Dynamics, Inc.	1,557	146,436
		320,565
TOTAL MATERIALS		1,682,779
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Corporate Office Properties Trust (SBI)	3,546	94,501
CubeSmart	6,550	274,249
Douglas Emmett, Inc.	7,590	133,508
LXP Industrial Trust (REIT)	7,334	70,993
Terreno Realty Corp.	2,189	125,079
		698,330
Real Estate Management & Development - 1.5%
Anywhere Real Estate, Inc. (a)	12,944	96,174
Cushman & Wakefield PLC (a)	1,910	22,061
Jones Lang LaSalle, Inc. (a)	1,717	273,158
		391,393
TOTAL REAL ESTATE		1,089,723
UTILITIES - 2.9%
Electric Utilities - 1.4%
Alliant Energy Corp.	2,663	138,929
Edison International	1,742	104,590
PG&E Corp. (a)	8,162	121,859
		365,378
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	2,940	126,773
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	5,948	155,600
Vistra Corp.	5,365	123,234
		278,834
TOTAL UTILITIES		770,985
TOTAL COMMON STOCKS (Cost $26,348,863)		26,541,660

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $26,348,863)	26,541,660
NET OTHER ASSETS (LIABILITIES) - 1.0%	263,455
NET ASSETS - 100.0%	26,805,115

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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